PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET
Schedule of Property, plant and equipment, net

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Buildings and plants	685,779,415	685,779,415	96,590,010
Leasehold improvements	700,721,935	705,905,133	99,424,659
Furniture, fixtures and equipment	291,802,076	289,733,445	40,808,102
Motor vehicles	6,852,254	9,358,564	1,318,126
Total	1,685,155,680	1,690,776,557	238,140,897
Less:
Accumulated depreciation	(775,084,743)	(841,035,233)	(118,457,335)
Impairment	(49,354,581)	(54,747,393)	(7,711,009)

Construction in progress	22,304,172	19,955,095	2,810,617
Property, plant and equipment, net	883,020,528	814,949,026	114,783,170